Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2021
Common stock par or stated value per share		$ 0.0001
Common stock shares outstanding		35,255,013
Stock issued during the period conversion of convertible securities value	$ 14,660
Related Party [Member]
Stock issued during the period conversion of convertible securities value	$ 3,853
Stock issued during the period conversion of convertible securities shares	856,202
Convertible Preferred Stock [Member]
Preferred stock par or stated value per share		$ 0.0001
Zapata Computing, Inc. [Member]
Common stock par or stated value per share			$ 0.0001
Zapata Computing, Inc. [Member] | Convertible Preferred Stock [Member]
Preferred stock par or stated value per share			$ 0.0001